The Wright EquiFund Equity Trust

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                    Supplement to the Combined Prospectus of

                       Wright EquiFund-Belgium/Luxembourg*
                         Wright EquiFund-Hong Kong/China
                              Wright EquiFund-Japan
                             Wright EquiFund-Mexico
                           Wright EquiFund-Netherlands
                             Wright EquiFund-Nordic*

                                      dated
                                   May 1, 1998



The Board of Trustees of Wright EquiFund Equity Trust has approved the following:

         1. The termination and liquidation of Wright EquiFund-Nordic, effective December 18, 1998.

         2. The merger of Wright EquiFund-Belgium/Luxembourg into Wright EquiFund-Netherlands, a fund with a similar investment objective and policies, on or about December 18, 1998. The reorganization is expected to be free of any tax consequences.

* As of the date of this Supplement, these Funds are not available for purchase. Contact the Principal Underwriter or your broker or the latest information.





November 18, 1998


                        The Wright EquiFund Equity Trust

===============================================================================


        Supplement to the Combined Statement of Additional Information of

                       Wright EquiFund-Belgium/Luxembourg*
                         Wright EquiFund-Hong Kong/China
                              Wright EquiFund-Japan
                             Wright EquiFund-Mexico
                           Wright EquiFund-Netherlands
                             Wright EquiFund-Nordic*

                                      dated
                                   May 1, 1998



The Board of Trustees of Wright EquiFund Equity Trust has approved the following:

         1. The termination and liquidation of Wright EquiFund-Nordic, effective December 18, 1998.

         2. The merger of Wright EquiFund-Belgium/Luxembourg into Wright EquiFund-Netherlands, a fund with a similar investment objective and policies, on or about December 18, 1998. The reorganization is expected to be free of any tax consequences.

* As of the date of this Supplement, these Funds are not available for purchase. Contact the Principal Underwriter or your broker or the latest information.





November 18, 1998